INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes
INCOME TAXES

6.   INCOME TAXES

The Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017 with an effective date of January 1, 2018. The Tax Act lowered the federal statutory tax rate from 35% to 21% effective January 1, 2018. The enactment date occurred prior to the end of 2017 and therefore the federal statutory tax rate changes stipulated by the Tax Act were reflected in the prior year. Our deferred tax position is a net asset, and as a result, the reduction in the federal statutory tax rate resulted in a non-cash adjustment to our net deferred tax balance of $0.7 million with a corresponding decrease to the provision for income taxes in the fourth quarter of 2018.

An analysis of the provision (benefit) for income taxes for continuing operations for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	2019	2018
Current income taxes	$6,225	$4,873
Deferred income tax benefit	(265)	(165)
Provision for income taxes	$5,960	$4,708

Our effective tax rate, for the years ended December 31, 2019 and 2018, differs from the federal statutory rate as follows:

	2019	2018
Statutory rate	21.0%	21.0%
State income tax, net of federal tax benefit	12.8%	18.7%
	33.8%	39.7%

Deferred income tax assets and liabilities as of December 31, 2019 and 2018 are comprised of the following (in thousands):

	2019	2018
Deferred tax assets:
Accruals and other	$2,428	$2,721
	2,428	2,721
Deferred tax liabilities – property and other	(58)	(81)
Net deferred tax asset	$2,370	$2,640

As of December 31, 2019, we had approximately $0.5 million of unrecognized tax liability, including $0.5 million of interest, which represents the amount of unrecognized tax liability that, if recognized, would unfavorably effect our income tax rate in future periods. There were no material changes in unrecognized benefits for the year ended December 31, 2019. Based on the current status of examinations, it is not possible to estimate the future impact, if any, to uncertain tax positions recorded at December 31, 2019.

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2019	2018
Balance at beginning of year	$329	$198
Additions based on tax positions related to the current year	131	131
Balance at end of year	$460	$329

We are subject to income taxes in U.S. federal and state jurisdictions. We have concluded all U.S. federal income tax matters for years through 2015. There are no material federal or current state audits. All material state and local income tax matters have been concluded for years through 2014.